Stockholders' Equity (Deficit) - 2025 Equity Incentive Plan - Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options (in shares)
Granted (in shares)	2,325,059	0
Vested (in shares)	615,540
Ending Balance (in shares)	1,709,519
Weighted Average Fair Value (in $ per share)
Granted (in $ per share)	$ 3.03
Vested (in $ per share)	2.02
Ending Balance (in $ per share)	$ 3.29